Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 28		$ 27		$ 27
Variable interest entities - current assets	74		167		141
Variable interest entities - total intangibles and other assets	172		569		481
Variable interest entities - current liabilities	44		124		157
Variable interest entities - total liabilities	$ 270		$ 766		$ 627
Preferred stock, par value (per share)	$ 0.01		$ 0.01		$ 0.01
Preferred stock, authorized shares	3,000,000,000		3,000,000,000		3,000,000,000
Preferred stock, issued shares	0		0		0
Preferred stock, outstanding shares	0		0		0
Common stock, par value (per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, authorized shares	10,000,000,000	[1]	10,000,000,000	[1],[2]	10,000,000,000	[2]
Common stock, issued shares	330,851,894	[1]	329,351,581	[1],[2]	329,162,376	[2]
Common stock, outstanding shares	329,628,890	[1]	329,341,992	[1],[2]	329,152,787	[2]
Treasury stock, shares	1,223,004		9,589

[1]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[2]	Adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization" for additional information.